Commitments and Contingencies - Net Rental Expense Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Gross rental expense	$ 45,327	$ 39,808	$ 32,662
Sublease rental income	(499)	(455)	(225)
Net rental expense	$ 44,828	$ 39,353	$ 32,437